BASIS OF PRESENTATION - Functional currency (Details)	12 Months Ended
	Sep. 30, 2019
Effective Interest	100.00%
Realm Therapeutics plc
Effective Interest	100.00%	[1]
Realm Therapeutics Inc
Effective Interest	100.00%	[1]

[1]	In the process of liquidation and dissolution as at September 30, 2019.